Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 94.19%
Communication Services — 7.49%
Alphabet Class A †	567	$ 1,235,640
Alphabet Class C †	134	293,118
AT&T	3,404	71,348
Cable One	327	421,608
Cargurus †	4,970	106,805
Charter Communications Class A †	309	144,776
Electronic Arts	1,611	195,978
Match Group †	3,104	216,318
Meta Platforms Class A †	4,202	677,573
Roku Class A †	2,076	170,523
Snap Class A †	10,595	139,112
Spotify Technology †	952	89,326
Take-Two Interactive Software †	705	86,384
T-Mobile US †	2,774	373,214
Verizon Communications	2,675	135,756
Walt Disney †	2,192	206,925
ZoomInfo Technologies †	2,559	85,061
		4,649,465
Consumer Discretionary — 11.46%
Airbnb Class A †	3,986	355,073
Amazon.com †	10,280	1,091,839
CarMax †	2,533	229,186
Chewy Class A †	2,608	90,550
Choice Hotels International	1,695	189,213
Compass Group	13,738	280,951
Denny's †	10,454	90,741
Dollar General	501	122,965
Dollar Tree †	692	107,848
DraftKings Class A †	6,895	80,465
Etsy †	2,302	168,529
Garmin	1,608	157,986
General Motors †	2,615	83,052
Genuine Parts	930	123,690
Las Vegas Sands †	5,121	172,014
Lennar Class A	5,475	386,371
Lululemon Athletica †	859	234,172
McDonald's	2,247	554,739
NIKE Class B	5,737	586,321
NVR †	108	432,447
Peloton Interactive Class A †	4,829	44,330
Ross Stores	1,325	93,055
Six Flags Entertainment †	2,521	54,706
Steven Madden	4,281	137,891
Thor Industries	1,560	116,579
TJX	14,965	835,795
Ulta Beauty †	392	151,108
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Visteon †	1,368	$ 141,698
		7,113,314
Consumer Staples — 6.00%
Clorox	103	14,521
Coca-Cola	4,885	307,315
Colgate-Palmolive	8,106	649,615
Costco Wholesale	260	124,613
General Mills	905	68,282
Hormel Foods	1,634	77,386
Kellogg	1,495	106,653
Keurig Dr Pepper	8,125	287,544
Monster Beverage †	600	55,620
PepsiCo	4,066	677,640
Philip Morris International	2,410	237,963
Procter & Gamble	4,670	671,499
Unilever	4,630	209,719
US Foods Holding †	5,076	155,732
Walmart	660	80,243
		3,724,345
Energy — 1.82%
Baker Hughes	2,100	60,627
Canadian Natural Resources	4,903	263,193
Cenovus Energy	4,222	80,260
Chevron	434	62,834
ConocoPhillips	1,146	102,922
Diamondback Energy	1,295	156,889
Exxon Mobil	1,167	99,942
Marathon Oil	5,168	116,177
Pioneer Natural Resources	282	62,909
Schlumberger	3,533	126,340
		1,132,093
Financials — 13.00%
Aegon	41,602	182,217
Alleghany †	128	106,637
American Express	2,915	404,077
Apollo Global Management	2,628	127,405
Arthur J Gallagher & Co.	415	67,662
Berkshire Hathaway Class B †	1,180	322,164
Brown & Brown	359	20,944
Cadence Bank	6,385	149,920
Charles Schwab	9,975	630,220
Chubb	4,696	923,140
Credit Acceptance †	498	235,758
Equitable Holdings	4,620	120,443
First Citizens BancShares Class A	148	96,759
First Republic Bank	845	121,849
Globe Life	3,069	299,135
NQ-QQV [6/22] 8/22 (2351906)    1

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Goldman Sachs Group	195	$ 57,919
Hanover Insurance Group	1,176	171,990
Intercontinental Exchange	894	84,072
Kemper	3,378	161,806
M&T Bank	3,043	485,024
Markel †	260	336,245
Marsh & McLennan	4,869	755,912
MetLife	3,639	228,493
Moody's	281	76,424
Progressive	1,938	225,331
Raymond James Financial	2,387	213,422
Royal Bank of Canada	2,111	204,409
S&P Global	792	266,951
Tradeweb Markets Class A	2,295	156,634
Voya Financial	5,715	340,214
Western Alliance Bancorp	2,422	170,993
White Mountains Insurance Group	82	102,183
Willis Towers Watson	438	86,457
Zions Bancorp	2,610	132,849
		8,065,658
Healthcare — 15.02%
Abbott Laboratories	530	57,584
Agilent Technologies	1,322	157,014
Alnylam Pharmaceuticals †	168	24,503
Apellis Pharmaceuticals †	1,966	88,902
AstraZeneca ADR	2,497	164,977
Avantor †	5,758	179,074
Baxter International	5,639	362,193
Becton Dickinson and Co.	716	176,515
Biogen †	621	126,647
Boston Scientific †	3,861	143,899
Bristol-Myers Squibb	1,549	119,273
Centene †	3,053	258,314
CVS Health	2,302	213,303
Danaher	3,209	813,546
DENTSPLY SIRONA	4,078	145,707
Dexcom †	1,840	137,135
Eli Lilly & Co.	1,298	420,851
Encompass Health	5,852	328,005
Enovis †	918	50,490
Euroapi †	1	8
Exact Sciences †	3,444	135,659
Humana	817	382,413
Insulet †	1,414	308,167
Integra LifeSciences Holdings †	3,019	163,117
Intuitive Surgical †	218	43,755
Jazz Pharmaceuticals †	771	120,284
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Johnson & Johnson	4,104	$ 728,501
Medtronic	4,988	447,673
Merck & Co.	1,216	110,863
Molina Healthcare †	713	199,362
Pfizer	2,559	134,168
PTC Therapeutics †	2,984	119,539
Regeneron Pharmaceuticals †	184	108,768
Sanofi	1,013	102,272
Seagen †	1,564	276,734
STERIS	46	9,483
Stryker	1,919	381,747
Syneos Health †	1,360	97,485
Teleflex	373	91,702
Thermo Fisher Scientific	204	110,829
Ultragenyx Pharmaceutical †	1,612	96,172
UnitedHealth Group	1,452	745,791
Veeva Systems Class A †	1,774	351,323
Vertex Pharmaceuticals †	305	85,946
		9,319,693
Industrials — 11.74%
3M	399	51,635
AerCap Holdings †	3,646	149,267
Airbus	1,096	106,184
AMERCO	299	142,991
Boeing †	647	88,458
Builders FirstSource †	2,721	146,118
Canadian National Railway	1,882	211,696
Cintas	668	249,518
Clean Harbors †	1,893	165,959
Copart †	2,562	278,387
CoStar Group †	2,170	131,090
CRH	4,311	148,197
Esab	971	42,466
Expeditors International of Washington	3,596	350,466
Fastenal	3,966	197,983
Fortive	1,868	101,582
Graco	1,386	82,342
Honeywell International	3,601	625,890
IDEX	1,161	210,872
JB Hunt Transport Services	746	117,473
John Bean Technologies	1,240	136,921
Johnson Controls International	6,160	294,941
Knight-Swift Transportation Holdings	3,300	152,757
Leidos Holdings	4,123	415,227
Lennox International	771	159,281
Lockheed Martin	316	135,867
Middleby †	1,718	215,368

2    NQ-QQV [6/22] 8/22 (2351906)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Northrop Grumman	1,401	$ 670,477
PACCAR	4,434	365,095
Rollins	1,704	59,504
Spirit AeroSystems Holdings Class A	4,407	129,125
Union Pacific	1,912	407,791
Waste Connections	904	112,060
Westinghouse Air Brake Technologies	5,286	433,875
		7,286,863
Information Technology — 18.49%
Accenture Class A	1,914	531,422
Advanced Micro Devices †	827	63,241
Amphenol Class A	1,214	78,157
ANSYS †	241	57,669
Apple	7,359	1,006,122
Arista Networks †	2,677	250,942
Automatic Data Processing	575	120,773
Black Knight †	2,277	148,893
Block †	2,586	158,936
CDW	753	118,643
Cisco Systems	1,273	54,281
Cognizant Technology Solutions Class A	3,141	211,986
Constellation Software	242	359,253
DocuSign †	1,374	78,840
Dynatrace †	2,806	110,669
EPAM Systems †	85	25,056
F5 †	2,166	331,485
Fidelity National Information Services	2,350	215,424
Five9 †	912	83,120
Fleetcor Technologies †	784	164,726
Flex †	7,768	112,403
Genpact	6,029	255,388
GoDaddy Class A †	2,055	142,946
Guidewire Software †	901	63,962
II-VI †	2,103	107,148
Intel	2,063	77,177
International Business Machines	59	8,330
Jack Henry & Associates	111	19,982
Lumentum Holdings †	3,528	280,194
Mastercard Class A	1,624	512,340
Micron Technology	3,522	194,696
Microsoft	6,957	1,786,766
MKS Instruments	1,275	130,853
MongoDB †	798	207,081
Motorola Solutions	237	49,675
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
NVIDIA	2,371	$ 359,420
NXP Semiconductors	903	133,671
Okta †	1,476	133,430
Palo Alto Networks †	424	209,431
Paychex	1,012	115,236
Paycom Software †	683	191,322
QUALCOMM	743	94,911
Roper Technologies	157	61,960
Salesforce †	1,457	240,463
Samsung Electronics GDR	77	77,770
Shopify Class A †	1,490	46,548
SolarEdge Technologies †	349	95,514
Synaptics †	921	108,724
Topicus.com †	382	21,554
Tyler Technologies †	148	49,207
Universal Display	653	66,044
Visa Class A	3,754	739,125
VMware Class A	1,868	212,915
WEX †	767	119,315
Workday Class A †	1,982	276,648
		11,471,787
Materials — 3.85%
Albemarle	669	139,808
Ball	1,664	114,433
Celanese	842	99,028
Ecolab	3,458	531,702
FMC	3,681	393,904
Linde	1,491	428,707
Nutrien	1,027	81,842
PPG Industries	1,329	151,958
Reliance Steel & Aluminum	1,340	227,612
Rio Tinto ADR	848	51,728
Sherwin-Williams	761	170,395
		2,391,117
Real Estate — 3.16%
American Tower	2,435	622,362
Americold Realty Trust	5,081	152,633
AvalonBay Communities	516	100,233
Equinix	238	156,371
Gaming and Leisure Properties	4,317	197,978
Innovative Industrial Properties	645	70,866
Public Storage	580	181,348
Ryman Hospitality Properties †	1,598	121,496
VICI Properties	7,868	234,388
Welltower	1,455	119,819
		1,957,494

NQ-QQV [6/22] 8/22 (2351906)    3

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 2.16%
American Electric Power	74	$ 7,100
Avangrid	1,670	77,020
Consolidated Edison	1,205	114,595
Dominion Energy	898	71,669
Duke Energy	2,380	255,160
Exelon	5,581	252,931
Iberdrola	14,921	154,738
Pinnacle West Capital	1,855	135,638
UGI	4,034	155,753
WEC Energy Group	1,167	117,447
		1,342,051
Total Common Stocks (cost $61,204,139)		58,453,880

Exchange-Traded Fund — 0.64%
iShares Russell 1000 Growth ETF	1,821	398,253
Total Exchange-Traded Fund (cost $410,863)		398,253
	Number of contracts
Options Purchased — 1.86%
Options on Indices — 1.86%
S&P 500 Index, strike price $3,700, expiration date 12/16/22, notional amount $4,440,000	12	262,020
S&P 500 Index, strike price $3,725, expiration date 8/19/22, notional amount $5,960,000	16	194,080
S&P 500 Index, strike price $3,775, expiration date 12/16/22, notional amount $4,530,000	12	296,940
S&P 500 Index, strike price $3,775, expiration date 9/16/22, notional amount $8,682,500	23	400,430
Total Options Purchased (cost $1,006,845)		1,153,470

	Number of shares	Value (US $)
Short-Term Investments — 3.18%
Money Market Mutual Funds — 3.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	494,310	$ 494,310
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	494,311	494,311
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	494,311	494,311
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	494,311	494,311
Total Short-Term Investments (cost $1,977,243)		1,977,243
Total Value of Securities Before Options Written—99.87% (cost $64,599,090)		61,982,846
	Number of contracts
Options Written — (0.76%)
Options on Indices — (0.76%)
S&P 500 Index, strike price $3,325, expiration date 8/19/22, notional amount $(2,660,000)	(8)	(24,480)
S&P 500 Index, strike price $3,350, expiration date 12/16/22, notional amount $(4,020,000)	(12)	(140,640)
S&P 500 Index, strike price $3,375, expiration date 9/16/22, notional amount $(7,762,500)	(23)	(139,725)

4    NQ-QQV [6/22] 8/22 (2351906)

(Unaudited)
	Number of contracts	Value (US $)
Options Written (continued)
Options on Indices (continued)
S&P 500 Index, strike price $3,450, expiration date 12/16/22, notional amount $(4,140,000)	(12)	$ (169,080)
Total Options Written (premium received $466,154)		$(473,925)

Receivables and Other Assets Net of Liabilities—0.89%		551,099
Net Assets Applicable to 7,592,520 Shares Outstanding—100.00%		$62,060,020

†	Non-income producing security.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(10,960)	USD	8,516	7/1/22	$1	$—
BNYM	CAD	(1,171)	USD	910	7/5/22	—	—
BNYM	EUR	(9,280)	USD	9,726	7/1/22	1	—
BNYM	GBP	(15,235)	USD	18,560	7/1/22	15	—
SSB	EUR	(21,388)	USD	22,336	7/1/22	—	(79)
TD	CAD	(1,295,000)	USD	1,031,543	9/21/22	25,343	—
TD	GBP	(459,000)	USD	578,619	9/21/22	18,958	—
Total Foreign Currency Exchange Contracts						$44,318	$(79)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
	E-Mini S&P 500 Index
(17)		$(3,221,075)	$(3,337,808)	9/16/22	$116,733	$26,988
	E-Mini S&P MidCap 400 Index
(22)		(4,989,600)	(5,278,097)	9/16/22	288,497	48,840
	EURO STOXX 50 Index
(16)		(576,959)	(589,337)	9/16/22	12,378	9,735
	FTSE 100 Index
(11)		(953,523)	(962,075)	9/16/22	8,552	18,500
	MSCI EAFE Index
(2)		(185,660)	(187,441)	9/16/22	1,781	930
	S&P/TSX 60 Index
(4)		(710,068)	(768,102)	9/15/22	58,033	8,614
Total Futures Contracts			$(11,122,860)		$485,974	$113,607
NQ-QQV [6/22] 8/22 (2351906)    5

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
Summary of abbreviations: (continued)
SSB – State Street Bank
TD – TD Bank
Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
USD – US Dollar

6    NQ-QQV [6/22] 8/22 (2351906)